Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Survey revenue (Note 16)		$ 1,447,269	$ 17,422,151
Expense
Survey costs, net (Note 17)	1,289,429	1,157,185	5,095,691
General and administrative expenses	4,960,961	5,645,459	5,049,690
Stock based compensation expense (Note 11)	581,356	790,500	1,081,000
Amortization expense (Note 4)	1,897,576	2,104,864	704,943
Total expense	8,729,322	9,698,008	11,931,324
Other expense (income)
Interest income, net	4,485	(17,254)	(13,910)
Foreign exchange (gain) loss	69,676	272,713	(712,480)
Intellectual Property and other expenses	91,370	218,853	529,081
Total other expense (income)	165,531	474,312	(197,309)
Income (Loss) before income taxes	(8,894,853)	(8,725,051)	5,688,136
Income tax (recovery) expense (Note 13)
Current	75,545	374,511	1,970,908
Deferred			(6,823,000)
Total income tax expense	75,545	374,511	(4,852,092)
Net Income (loss) and comprehensive income (loss)	$ (8,970,398)	$ (9,099,562)	$ 10,540,228
Net Income (Loss) per share (Note 10) - Basic	$ (0.16)	$ (0.17)	$ 0.22
Net Income (Loss) per share (Note 10) - Diluted	$ (0.16)	$ (0.17)	$ 0.21